Fair Value Measurements - Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Trading deposits [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	$ (4,322)	$ (3,679)	$ (4,092)	$ (3,024)
Total realized and unrealized gains (losses) included in income	(306)	11	217	(275)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	(580)	(435)	(2,377)	(971)
Movements Sales/Settlements	688	284	1,724	451
Transfer Into Level 3	(3)		(3)
Transfers Out of Level 3			8
Fair value ending balance	(4,523)	(3,819)	(4,523)	(3,819)
Change in Unrealized gain (losses) on instruments still held	(210)	36	278	(185)
Derivative financial liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(678)	(889)	(1,026)	(659)
Total realized and unrealized gains (losses) included in income	(60)	(50)	219	(366)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	(18)	(24)	(75)	(97)
Movements Sales/Settlements	37	75	163	238
Transfer Into Level 3				(4)
Transfers Out of Level 3	1	3	1	3
Fair value ending balance	(718)	(885)	(718)	(885)
Change in Unrealized gain (losses) on instruments still held	(63)	(49)	254	(342)
Derivative financial liabilities [member] | Interest rate contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(97)	(77)	(83)	(63)
Total realized and unrealized gains (losses) included in income	(7)	(4)	(29)	(20)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements Sales/Settlements	9	(5)	17	(3)
Fair value ending balance	(95)	(86)	(95)	(86)
Change in Unrealized gain (losses) on instruments still held	(1)	(7)	(16)	(22)
Derivative financial liabilities [member] | Foreign exchange contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	13	(2)	(1)	1
Total realized and unrealized gains (losses) included in income	(9)	(1)	3	(2)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements Sales/Settlements	(1)			2
Transfer Into Level 3			1	(4)
Transfers Out of Level 3		3		3
Fair value ending balance	3		3
Change in Unrealized gain (losses) on instruments still held		(1)	2	(2)
Derivative financial liabilities [member] | Equity contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(531)	(825)	(925)	(624)
Total realized and unrealized gains (losses) included in income	(82)	(24)	275	(319)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	(18)	(24)	(75)	(97)
Movements Sales/Settlements	17	80	112	247
Transfer Into Level 3			(1)
Transfers Out of Level 3	1		1
Fair value ending balance	(613)	(793)	(613)	(793)
Change in Unrealized gain (losses) on instruments still held	(81)	(24)	276	(304)
Derivative financial liabilities [member] | Commodity contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(63)	15	(17)	27
Total realized and unrealized gains (losses) included in income	38	(21)	(30)	(25)
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements Sales/Settlements	12		34	(8)
Fair value ending balance	(13)	(6)	(13)	(6)
Change in Unrealized gain (losses) on instruments still held	19	(17)	(8)	(14)
Financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(7)	(13)	(21)	(14)
Total realized and unrealized gains (losses) included in income	41	26	106	66
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements purchases/Issuances	(51)	(59)	(156)	(108)
Movements Sales/Settlements	12	16	66	26
Fair value ending balance	(5)	(30)	(5)	(30)
Change in Unrealized gain (losses) on instruments still held	21	13	106	43
Obligations Related to Securities Sold Short [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total realized and unrealized gains (losses) included in OCI	0	0	0	0
Movements Sales/Settlements	(1)		(1)
Transfer Into Level 3	(3)		(6)
Transfers Out of Level 3			3
Fair value ending balance	(4)		(4)
Trading loans, securities, and other [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	15	66	12	20
Total realized and unrealized gains (losses) included in income				1
Movements purchases/Issuances	2	3	8	3
Movements Sales/ Settlements	(13)	(52)	(22)	(72)
Transfer Into Level 3	4	1	16	68
Transfers Out of Level 3		(13)	(6)	(15)
Fair value ending balance	8	5	8	5
Change in Unrealized gain (losses) on instruments still held	(1)
Trading loans, securities, and other [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance		46	8	3
Movements Sales/ Settlements		(46)	(8)	(50)
Transfer Into Level 3				47
Trading loans, securities, and other [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance		2	3	1
Movements purchases/Issuances		1		1
Movements Sales/ Settlements		(2)	(1)	(2)
Transfer Into Level 3		1		2
Transfers Out of Level 3		(1)	(2)	(1)
Fair value ending balance		1		1
Trading loans, securities, and other [member] | Other debt securities [member] | Other issuers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	15	18	1	16
Total realized and unrealized gains (losses) included in income				1
Movements purchases/Issuances	2	2	8	2
Movements Sales/ Settlements	(13)	(4)	(13)	(20)
Transfer Into Level 3	4		16	19
Transfers Out of Level 3		(12)	(4)	(14)
Fair value ending balance	8	4	8	4
Change in Unrealized gain (losses) on instruments still held	(1)
Non trading financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	499	467	498	427
Total realized and unrealized gains (losses) included in income	10	27	6	86
Total realized and unrealized gains (losses) included in OCI		(1)		1
Movements purchases/Issuances	33	78	80	239
Movements Sales/ Settlements	(9)	(47)	(51)	(229)
Fair value ending balance	533	524	533	524
Change in Unrealized gain (losses) on instruments still held	8	11	(9)	18
Non trading financial assets at fair value through profit or loss [member] | Securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	496	447	493	408
Total realized and unrealized gains (losses) included in income	10	24	6	82
Total realized and unrealized gains (losses) included in OCI		(1)		1
Movements purchases/Issuances	33	75	80	234
Movements Sales/ Settlements	(9)	(26)	(49)	(206)
Fair value ending balance	530	519	530	519
Change in Unrealized gain (losses) on instruments still held	8	11	(9)	17
Non trading financial assets at fair value through profit or loss [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	3	20	5	19
Total realized and unrealized gains (losses) included in income		3		4
Movements purchases/Issuances		3		5
Movements Sales/ Settlements		(21)	(2)	(23)
Fair value ending balance	3	5	3	5
Change in Unrealized gain (losses) on instruments still held				1
Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1,649	1,605	1,575	2,413
Total realized and unrealized gains (losses) included in income				24
Total realized and unrealized gains (losses) included in OCI	(4)	(5)	(27)	(16)
Movements purchases/Issuances	5	5	26	24
Movements Sales/ Settlements	(66)	(30)	10	(307)
Transfers Out of Level 3				(563)
Fair value ending balance	1,584	1,575	1,584	1,575
Change in Unrealized gain (losses) on instruments still held	(6)	(5)	(24)	(24)
Financial assets at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance				200
Total realized and unrealized gains (losses) included in income				24
Movements Sales/ Settlements				(224)
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member] | Asset-backed securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance				562
Transfers Out of Level 3				(562)
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	20	23	24	24
Total realized and unrealized gains (losses) included in OCI			(4)	(1)
Fair value ending balance	20	23	20	23
Change in Unrealized gain (losses) on instruments still held				(1)
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1,602	1,532	1,507	1,492
Total realized and unrealized gains (losses) included in OCI	(3)	(1)	(3)	(1)
Movements purchases/Issuances	5	5	24	23
Movements Sales/ Settlements	(66)	(30)	10	(8)
Fair value ending balance	1,538	1,506	1,538	1,506
Change in Unrealized gain (losses) on instruments still held	(3)	(1)	(3)	(2)
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Preferred shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	27	50	44	135
Total realized and unrealized gains (losses) included in OCI	(1)	(4)	(20)	(14)
Movements purchases/Issuances			2	1
Movements Sales/ Settlements				(75)
Transfers Out of Level 3				(1)
Fair value ending balance	26	46	26	46
Change in Unrealized gain (losses) on instruments still held	$ (3)	$ (4)	$ (21)	$ (21)